Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Carrying Value of Goodwill
The changes in the carrying amount of goodwill were as follows:

RMB
Balance as of December 31, 2020	—
Goodwill acquired in business combinations (Note 4)	4,625,115

Balance as of December 31, 2021	4,625,115

Balance as of December 31, 2021, in US$	725,781